Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 47,924	$ 66,020
Securities
Trading	189,416	183,300
Investment, net of applicable allowance	298,609	256,618
Securities	488,025	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	280,451	350,803
Loans, net of applicable allowance
Loans, net	1,006,050	981,380
Other
Derivatives	153,686	150,612
Deposits
Personal	535,614	522,139
Business and government	871,259	839,670
Bank	35,067	47,722
Deposits	1,441,940	1,409,531
Other
Obligations related to securities sold short	45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	274,592	305,321
Derivatives	161,590	163,763
Subordinated debentures	13,670	13,546
Financial assets classified as FVTPL [member]
Securities
Trading	184,877	182,346
Securities	184,877	182,346
Assets purchased under reverse repurchase agreements and securities borrowed	213,419	284,311
Loans, net of applicable allowance
Retail	865	915
Wholesale	11,741	6,177
Loans, net	12,606	7,092
Other
Derivatives	153,686	150,612
Other assets	12,795	11,770
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	40,233	53,996
Securities
Trading	4,539	954
Securities	4,539	954
Loans, net of applicable allowance
Wholesale	2,620	2,030
Loans, net	2,620	2,030
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	194,997	155,118
Securities	194,997	155,118
Loans, net of applicable allowance
Retail	591	580
Wholesale	997	1,003
Loans, net	1,588	1,583
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,291	1,242
Securities	1,291	1,242
Financial liabilities classified as FVTPL [member]
Deposits
Personal	582	508
Business and government	210	191
Deposits	792	699
Other
Obligations related to securities sold short	45,460	35,286
Derivatives	161,590	163,763
Other liabilities	(1,676)	(1,407)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	35,129	33,799
Business and government	165,267	156,238
Bank	3,266	10,530
Deposits	203,662	200,567
Other
Obligations related to assets sold under repurchase agreements and securities loaned	232,369	270,663
Other liabilities	5
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	7,691	12,024
Securities
Investment, net of applicable allowance	98,320	96,336
Securities	98,320	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	67,034	66,492
Loans, net of applicable allowance
Retail	624,923	619,320
Wholesale	358,736	345,561
Loans, net	983,659	964,881
Other
Other assets	60,143	50,093
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	502,116	490,170
Business and government	707,453	684,748
Bank	31,813	37,183
Deposits	1,241,382	1,212,101
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,223	34,658
Other liabilities	74,602	69,850
Subordinated debentures	13,755	13,602
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	47,924	66,020
Securities
Trading	189,416	183,300
Investment, net of applicable allowance	298,609	256,618
Securities	488,025	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	280,451	350,803
Loans, net of applicable allowance
Retail	629,855	623,593
Wholesale	376,195	357,787
Loans, net	1,006,050	981,380
Other
Derivatives	153,686	150,612
Other assets	72,938	61,863
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	7,691	12,024
Securities
Investment, net of applicable allowance	102,321	100,258
Securities	102,321	100,258
Assets purchased under reverse repurchase agreements and securities borrowed	67,032	66,492
Loans, net of applicable allowance
Retail	628,399	622,098
Wholesale	360,837	348,577
Loans, net	989,236	970,675
Other
Other assets	60,143	50,093
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	47,924	66,020
Securities
Trading	189,416	183,300
Investment, net of applicable allowance	294,608	252,696
Securities	484,024	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	280,453	350,803
Loans, net of applicable allowance
Retail	626,379	620,815
Wholesale	374,094	354,771
Loans, net	1,000,473	975,586
Other
Derivatives	153,686	150,612
Other assets	72,938	61,863
Financial liabilities at carrying amount [member]
Deposits
Personal	535,614	522,139
Business and government	871,259	839,670
Bank	35,067	47,722
Deposits	1,441,940	1,409,531
Other
Obligations related to securities sold short	45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	274,592	305,321
Derivatives	161,590	163,763
Other liabilities	72,563	68,190
Subordinated debentures	13,670	13,546
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	499,903	487,832
Business and government	705,782	683,241
Bank	31,801	37,192
Deposits	1,237,486	1,208,265
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,223	34,658
Other liabilities	74,234	69,597
Subordinated debentures	13,670	13,546
Financial liabilities at fair value [member]
Deposits
Personal	537,827	524,477
Business and government	872,930	841,177
Bank	35,079	47,713
Deposits	1,445,836	1,413,367
Other
Obligations related to securities sold short	45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	274,592	305,321
Derivatives	161,590	163,763
Other liabilities	72,931	68,443
Subordinated debentures	$ 13,755	$ 13,602